Long-term debt (Details Textual) € in Thousands, CAD in Thousands					12 Months Ended
	Jun. 27, 2014 USD ($)	Jun. 27, 2014 CAD	Sep. 23, 2011 USD ($)	Sep. 23, 2011 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 EUR (€)	Jun. 27, 2014 CAD
Debt Instrument, Interest Rate During Period					9.00%	9.00%
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity before Increase | CAD									CAD 30,000
Proceeds from Issuance of Debt					$ 0		$ 0	$ 2,450,000
Debt Instrument, Maturity Date	Sep. 15, 2017	Sep. 15, 2017
Emer Senior Financing [Member]
Debt Instrument, Description of Variable Rate Basis					6-month Euribor	6-month Euribor
Debt Instrument, Basis Spread on Variable Rate					2.50%	2.50%
Debt Instrument, Interest Rate at Period End									2.70%	2.70%
Prins Senior Financing [Member]
Debt Instrument, Description of Variable Rate Basis					3-month Euribor	3-month Euribor
Debt Instrument, Basis Spread on Variable Rate					3.50%	3.50%
Debt Instrument, Interest Rate at Period End									3.60%	3.60%
Debt Instrument, Periodic Payment, Principal					$ 3,891,000
Prins Senior Mortgage Loan [Member]
Debt Instrument, Description of Variable Rate Basis					3-month Euribor	3-month Euribor
Debt Instrument, Basis Spread on Variable Rate					1.00%	1.00%
Debt Instrument, Interest Rate at Period End									1.10%	1.10%
Emer Other Financing [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Debt Instrument, Maturity Date Range, Start					Jun. 23, 2015	Jun. 23, 2015
Debt Instrument, Maturity Date Range, End					Jun. 23, 2017	Jun. 23, 2017
Prins Other Financing [Member]
Debt Instrument, Description of Variable Rate Basis					3 month Euribor	3 month Euribor
Debt Instrument, Basis Spread on Variable Rate					3.50%	3.50%
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity | €										€ 2,000
Percentage Of Borrowings Under Account Receivables					60.00%	60.00%
Letter of Credit [Member]
Debt Instrument, Interest Rate During Period					0.75%	0.75%	0.75%
Minimum [Member] | Emer Other Financing [Member]
Debt Instrument, Interest Rate During Period					1.01%	1.01%	1.01%
Maximum [Member] | Emer Other Financing [Member]
Debt Instrument, Interest Rate During Period					2.90%	2.90%	8.00%
Subordinated Debt [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			9.00%	9.00%
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Debt	$ 17,797,000	CAD 19,000	$ 33,720,000	CAD 36,000
Debt Instrument, Redemption, Description			The Initial Debentures were redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013	The Initial Debentures were redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013
Revolving Credit Facility [Member]
Debt Instrument, Description of Variable Rate Basis					6-month Euribor	6-month Euribor
Debt Instrument, Basis Spread on Variable Rate					2.50%	2.50%
Debt Instrument, Periodic Payment, Principal					$ 6,050,000	€ 5,000
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period					3.07%	3.07%	3.07%
Capital Lease Obligations, Initial Lease Term					3 years	3 years
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period					4.93%	4.93%	7.32%
Capital Lease Obligations, Initial Lease Term					5 years	5 years
New Debentures [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Maximum Number Of Extension Options					six times	six times
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 1,169,000										CAD 1,249
Accretion Expense					$ 82,000		$ 0
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net					$ (1,082,000)		$ 0
Debt Instrument, Term	6 months	6 months
New Debentures [Member] | Richardson GMP Limited [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Debt	$ 51,517,000	CAD 55,000
New Debentures [Member] | Richardson GMP Limited [Member] | Debt Instrument, Redemption, Period Two [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Debt Instrument, Redemption, Description	Debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount	Debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount
New Debentures [Member] | Richardson GMP Limited [Member] | Debt Instrument, Redemption, Period Three [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Debt Instrument, Redemption, Description	debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.	debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.
New Debentures [Member] | Minimum [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Debt | CAD		CAD 10,000
Amended Initial Debentures [Member] | Richardson GMP Limited [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Proceeds from Issuance of Debt	$ 33,720,000	CAD 36,000